Schedule of amortization expense (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Twelve months ending June 30, 2026	$ 156,957
Twelve months ending June 30, 2027	88,966
Twelve months ending June 30, 2028	11,192
Twelve months ending June 30, 2029	3,255
Twelve months ending June 30, 2030
Total intangible assets, net	$ 260,370	$ 337,295